Income taxes - Expiration of Loss Carry-forwards (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 609,606
Expiring in 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Expiring in 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	972
Expiring In 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,023
Expiring in 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,632
Expiring in 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	597,979
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	437,967
Canada | Expiring in 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | Expiring in 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | Expiring In 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | Expiring in 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Canada | Expiring in 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	437,967
Italy
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	16,622
Italy | Expiring in 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | Expiring in 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | Expiring In 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | Expiring in 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Italy | Expiring in 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	16,622
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	110,403
United States | Expiring in 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | Expiring in 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | Expiring In 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | Expiring in 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
United States | Expiring in 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	110,403
Sweden
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	18,843
Sweden | Expiring in 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | Expiring in 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | Expiring In 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | Expiring in 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Sweden | Expiring in 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	18,843
Other
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	25,771
Other | Expiring in 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
Other | Expiring in 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	972
Other | Expiring In 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,023
Other | Expiring in 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,632
Other | Expiring in 2021 and Later
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 14,144